Equity-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Equity-Based Compensation
Equity-Based Compensation
8.	Equity-Based Compensation

The Company recognized $4.1 million in equity-based compensation expense for both the three months ended June 30, 2011 and 2010, and $8.1 million and $8.4 million in equity-based compensation expense for the six months ended June 30, 2011 and 2010, respectively.

The following table sets forth the summary of equity plan activity for the six months ended June 30, 2011:

Equity Awards	Class B Common Units (1)	MPK Plan Units (1) (2)
Outstanding at January 1, 2011	191,651	74,826
Granted	7,069	—
Forfeited	(1,897)	(1,690	)(3)
Repurchased/Settled	(458)	(462	)(4)

Outstanding at June 30, 2011	196,365	72,674

Vested at June 30, 2011	56,166	208	(5)

(1)

The weighted-average grant date fair market value for Class B Common Units granted during the period is $145.47. The weighted-average grant date fair market value for outstanding Class B Common Units is $288.43. The weighted-average grant date fair market value for outstanding MPK Plan Units is $1,000.

(2)	Represents units notionally credited to participants accounts.
(3)

The Company contributes the units represented by the awards forfeited under the plan (or their equivalent value) to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of June 30, 2011, the Company owes a contribution for 697 units.

(4)

Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class A Common Units in exchange for the vested MPK Plan Units.

(5)	Represents units that have vested but not yet converted to Class A Common Units.

As of June 30, 2011, there was $50.2 million of total unrecognized compensation cost related to nonvested equity-based compensation awards granted under the Company's plans. That anticipated cost is expected to be recognized over the weighted-average period of 4.8 years.

12.	Equity-Based Compensation

Equity-Based Compensation Plan Descriptions

CDW has established certain equity-based compensation plans for the benefit of the Company's coworkers and senior management.

Class B Common Units

As described in Note 11, the CDW Holdings LLC's Board of Managers adopted the Plan pursuant to which CDW makes grants of Class B Common Units to senior management. The Plan limits the number of Class B Common Units that can be sold or granted to 250,000 units. As of December 31, 2010, 191,651 Class B Common Units had been granted and were outstanding.

The Class B Common Units that were granted vest daily on a pro rata basis between the date of grant and the fifth anniversary thereof and are subject to repurchase by, with respect to vested units, or forfeiture to, with respect to unvested units, the Company upon the coworkers separation from service as set forth in each holder's Class B Common Unit Grant Agreement.

Subject to certain limitations, immediately prior to a sale of the Company (as defined in each holder's Class B Common Unit Grant Agreement), all unvested Class B Common Units shall immediately vest and become vested Class B Common Units, if the unit holder was continuously employed or providing services to the Company or its subsidiaries as of such date.

In the first quarter of 2010, the Board of Managers made certain changes to the CDW Holdings Limited Liability Company Agreement ("LLC Agreement"). The restated LLC Agreement was revised largely to eliminate the capital preference on the Class A Common Units in connection with the reduction of the participation threshold for certain outstanding Class B Common Units to $0.01 from $1,000. The modification of outstanding Class B Common Units was effective March 10, 2010. Under the revised Class B Common Unit agreement, the units vest daily on a pro rata basis commencing January 1, 2010 and continuing through December 31, 2014. As part of the modification, vesting was reset on those units that previously had vested, subjecting them to a new five-year vesting period. There were 140,428 Class B Common Units modified that were held by 101 coworkers. The total incremental compensation cost resulting from the modification of $8.4 million, or $60.00 per unit, will be amortized over the new vesting period. The $60.00 per unit modification cost was determined as a difference in value of the modified Class B Common Units ($120.00) and the value of the Class B Common Units immediately prior to the modification ($60.00). The Company adopted a bifurcated method of accounting for the modification whereby the compensation cost associated with the original grant of the modified units will continue to be expensed over the original vesting period.

MPK II Units

The Company agreed with Michael P. Krasny, CDW Corporation founder and former chairman and CEO, to establish the MPK Coworker Incentive Plan II (the "MPK Plan") for the benefit of all of the coworkers of the Company other than members of senior management that received incentive equity awards under the Plan on October 15, 2007.

The MPK Plan consists of a cash award component, and in the case of coworkers hired on or prior to January 1, 2007, a long-term incentive award component. The cash award component, an expense of CDW Corporation prior to the Acquisition, entitled each participant to a one-time cash bonus payment, which was paid in December 2007. The long-term incentive award component establishes an "account" for each eligible participant which was notionally credited with a number of Class A Common Units of CDW Holdings LLC on October 15, 2007, the day the plan was established. As of December 31, 2010, there were 74,826 notional units granted and outstanding under the MPK Plan.

The notional units credited to a participants' account are unvested and subject to forfeiture as set forth in the MPK Plan. Participants become fully vested on the earlier of (1) the date which is three months following the 10th anniversary of the effective date of the MPK Plan, and (2) the later of the date such participant attains age 62 and the date such participant has reached 10 years of service with the Company and its subsidiaries. Participants will also become fully vested upon termination of employment due to death or disability (as defined in the MPK Plan). Vesting can be accelerated upon certain events including a sale of the Company or an initial public offering, each as defined in the MPK Plan.

The Company has agreed with Mr. Krasny to contribute the fair market value of all awards that are forfeited under the MPK Plan to a charitable foundation. The Company has also agreed to contribute to the charitable foundation an amount equal to the tax benefits the Company derives in connection with settlements/payouts to participants under the MPK Plan. These contributions may be made, in the form of, at the Company's election, cash or equity interests of CDW Holdings LLC or the Company or, in the case of the tax benefit payment, a subordinated promissory note of the Company in the event a cash payment is prohibited under a financing agreement.

Valuation and Expense Information

The Company has attributed the value of equity-based compensation awards to the various periods during which the recipient must perform services in order to vest in the award using the straight-line method.

The grant date fair value of Class B Common Unit grants is calculated using the Option-Pricing Method. This method considers Class A Common Units and Class B Common Units as call options on the total shareholders' equity value, giving consideration to liquidation preference and conversion of the preferred units. Such Class A Common Units and Class B Common Units are modeled as call options that give their owners the right, but not the obligation, to buy the underlying shareholders' equity value at a predetermined (or exercise) price. Class B Common Units are considered to be call options with a claim on shareholders' equity value at an exercise price equal to the remaining value immediately after the Class A Common Units are liquidated. The Option-Pricing Method is highly sensitive to key assumptions, such as the volatility assumption. As such, the use of this method can be applied when the range of possible future outcomes is difficult to predict. This model was adopted because the Monte Carlo stock price model that was previously used was not effective and no longer appropriate given the modifications made to the Class A Common Units and Class B Common Units and the Company's capital structure.

The following table summarizes the assumptions and resulting fair value of the Class B Common Unit grants for the years ended December 31, 2010 and 2009:

	Year Ended December 31,
Assumptions	2010	2009
Weighted-Average Grant Date Fair Value	$130.45	$295.75
Weighted-Average Volatility	97.86%	28.13%
Weighted-Average Risk-Free Rate	2.32%	4.42%
Dividend Yield	$0.00	$0.00

The Company calculated the expected future volatility based upon the average five-year volatility and the implied volatility for the Company's selected peer group, adjusted for the Company's leverage.

The risk-free interest rate of return used is based on the five-year U.S. Treasury rate. The Company does not currently pay a dividend nor anticipates paying a dividend in the future; therefore, the dividend yield is 0.00%.

Notional units granted under the MPK Plan were valued at $1,000 per unit, the fair value equivalent of the Class A Common Units at the time the awards were granted.

The following table sets forth the summary of equity plan activity for the year ended December 31, 2010:

Equity Awards	Class B Common Units (1)	MPK Plan Units (1) (2)
Outstanding at January 1, 2010	146,841	80,367

Granted	53,949	—
Forfeited	(7,487)	(5,260	)(3)
Repurchased/Settled	(1,651)	(281	)(4)

Outstanding at December 31, 2010	191,651	74,826

Vested at December 31, 2010	37,338	462	(5)

(1)

The weighted-average grant date fair market value for Class B Common Units granted during the period ended December 31, 2010 is $130.45. The weighted-average grant date fair market value for outstanding Class B Common Units inclusive of the $60.00 per unit impact of the March 2010 modification is $292.88. The weighted-average grant date fair market value for outstanding MPK Plan Units is $1,000.

(2)	Represents units notionally credited to participants accounts.
(3)

The Company contributes the fair market value of awards forfeited under the plan to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of December 31, 2010, the Company owed a contribution for 863 units.

(4)

Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class A Common Units in exchange for the vested MPK Plan Units.

(5)	Represents MPK Plan units that have vested but not yet converted to Class A Common Units.

As of December 31, 2010, the Company estimated there was $56.7 million of total unrecognized compensation cost related to nonvested equity-based compensation awards granted under the equity plans. That anticipated cost is expected to be recognized over the weighted-average period of 5 years.

The Company's net loss includes $11.5 million, $15.9 million and $17.8 million of compensation cost and $0.1 million, $2.6 million and $2.8 million of income tax benefits related to the Company's equity-based compensation arrangements for the years ended December 31, 2010, 2009 and 2008, respectively. No portion of equity-based compensation was capitalized.

For the year ended December 31, 2010:

•	There was no intrinsic value attributed to the Class B Common Units and the MPK Plan Units that were repurchased/settled.

•	There was no tax benefit realized from the settlement of MPK Plan Units.